Accrued expenses and other current liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued expenses and other current liabilities [Abstract]
Payables related to employee share options exercise	¥ 6,886	¥ 40,221
Payroll and welfare benefits accruals	29,488	28,925
Deposits from service providers	32,618	27,198
Server custody and bandwidth fee accruals	12,007	9,247
Professional fees payable	5,397	5,379
Rentals	4,928	4,104
Others	10,918	8,324
Total	¥ 102,242	¥ 123,398